Annual Total Returns - iShares S&P 500 Index Fund (Class G Shares) [BarChart] - Class G - iShares S&P 500 Index Fund - Class G Shares	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	2.00%
Annual Return 2012	15.85%
Annual Return 2013	32.21%
Annual Return 2014	13.61%
Annual Return 2015	1.35%
Annual Return 2016	11.92%
Annual Return 2017	21.77%
Annual Return 2018	(4.38%)
Annual Return 2019	31.45%
Annual Return 2020	18.45%